Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–90.43%
Advertising–0.97%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$25,000	$26,041
7.50%, 03/15/2033(b)	25,000	26,337
Lamar Media Corp., 5.38%, 11/01/2033(b)	50,000	50,117
		102,495
Aerospace & Defense–2.03%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	57,000	58,237
6.38%, 03/01/2029(b)	50,000	51,561
6.88%, 12/15/2030(b)	24,000	25,038
7.13%, 12/01/2031(b)	28,000	29,390
6.00%, 01/15/2033(b)	49,000	50,143
		214,369
Alternative Carriers–0.10%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	10,000	10,086
Apparel Retail–0.37%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	31,290	11,155
William Carter Co. (The), 7.38%, 02/15/2031(b)	27,000	27,573
		38,728
Application Software–1.23%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	30,000	30,977
8.25%, 06/30/2032(b)	44,000	46,429
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	52,040
		129,446
Automobile Manufacturers–1.24%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	112,000	104,533
5.88%, 12/01/2033(b)	26,000	26,253
		130,786
Automotive Parts & Equipment–3.21%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	53,000	53,566
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	68,000	70,737
6.75%, 09/15/2032(b)	10,000	10,294
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	54,669
Forvia SE (France), 8.00%, 06/15/2030(b)	40,000	42,663
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	55,000	54,360
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Phinia, Inc.,
6.75%, 04/15/2029(b)	$24,000	$24,798
6.63%, 10/15/2032(b)	27,000	28,056
		339,143
Automotive Retail–3.07%
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)	50,290	56,601
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	56,000	54,904
6.38%, 01/15/2030(b)	51,000	52,487
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	28,000	27,591
8.25%, 08/01/2031(b)	50,000	52,795
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	26,000	26,149
4.38%, 01/15/2031(b)	56,000	53,789
		324,316
Broadcasting–1.77%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	10,000	10,721
Discovery Communications LLC, 4.13%, 05/15/2029	56,000	54,514
Gray Media, Inc., 9.63%, 07/15/2032(b)	15,000	15,560
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	30,000	30,985
9.38%, 08/01/2032(b)	20,000	21,248
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	52,000	53,461
		186,489
Building Products–0.49%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	52,000	52,086
Cable & Satellite–2.89%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 02/01/2032(b)	69,000	63,468
4.50%, 05/01/2032	61,000	55,011
4.50%, 06/01/2033(b)	104,000	91,468
4.25%, 01/15/2034(b)	63,000	53,443
Directv Financing LLC, 8.88%, 02/01/2030(b)	13,000	12,875
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	11,000	11,012
10.00%, 02/15/2031(b)	7,000	6,959
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,426
		304,662
Casinos & Gaming–3.23%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	100,000	99,087
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	189,530
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Casinos & Gaming–(continued)
Voyager Parent LLC, 9.25%, 07/01/2032(b)	$49,000	$51,956
		340,573
Commercial & Residential Mortgage Finance–2.21%
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	49,000	50,258
7.13%, 02/01/2032(b)	50,000	49,353
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	28,000	27,389
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	52,000	54,020
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	51,000	52,465
		233,485
Construction & Engineering–1.01%
AECOM, 6.00%, 08/01/2033(b)	52,000	53,493
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	54,000	52,635
		106,128
Consumer Finance–3.30%
EZCORP, Inc., 7.38%, 04/01/2032(b)	100,000	105,086
FirstCash, Inc., 6.88%, 03/01/2032(b)	75,000	78,078
Navient Corp.,
5.00%, 03/15/2027	38,000	37,997
9.38%, 07/25/2030	17,000	18,856
OneMain Finance Corp.,
6.63%, 05/15/2029	14,000	14,504
4.00%, 09/15/2030	34,000	31,940
6.75%, 03/15/2032	25,000	25,582
7.13%, 09/15/2032	35,000	36,292
		348,335
Diversified Banks–0.50%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	52,000	52,729
Diversified Financial Services–5.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(c)	150,000	157,402
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	27,335
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	102,000	106,093
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	74,000	76,626
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	36,000	36,653
6.75%, 05/01/2033(b)	91,000	95,250
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	77,999
		577,358
Diversified REITs–0.61%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	57,000	54,944
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	10,000	9,598
		64,542
Principal Amount		Value
Diversified Support Services–0.98%
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	$75,000	$76,880
7.75%, 03/15/2031(b)	25,000	26,233
		103,113
Electric Utilities–4.14%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)	77,000	78,147
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	50,038
Entergy Corp., 7.13%, 12/01/2054(c)	51,000	53,690
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	79,000	80,040
NRG Energy, Inc., 6.00%, 01/15/2036(b)	80,000	81,297
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	71,000	71,130
5.00%, 07/31/2027(b)	22,000	22,084
		436,426
Electrical Components & Equipment–1.54%
EnerSys,
4.38%, 12/15/2027(b)	57,000	56,740
6.63%, 01/15/2032(b)	23,000	23,931
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	79,000	81,565
		162,236
Electronic Components–0.47%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	53,000	49,635
Electronic Manufacturing Services–0.76%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	79,895
Environmental & Facilities Services–1.02%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	110,000	107,937
Fertilizers & Agricultural Chemicals–0.09%
FMC Corp., 3.45%, 10/01/2029	10,000	9,109
Gold–1.05%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	104,000	110,706
Health Care Equipment–0.52%
Hologic, Inc., 3.25%, 02/15/2029(b)	56,000	55,389
Health Care Facilities–1.07%
Select Medical Corp., 6.25%, 12/01/2032(b)	9,000	8,946
Tenet Healthcare Corp.,
6.75%, 05/15/2031	76,000	79,242
5.50%, 11/15/2032(b)	20,000	20,330
6.00%, 11/15/2033(b)	4,000	4,133
		112,651
Health Care REITs–0.84%
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(d)	27,000	26,893
7.25%, 10/15/2030(b)	50,000	50,888
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Health Care REITs–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	$10,000	$10,577
		88,358
Health Care Services–1.01%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	23,000	21,748
4.75%, 02/15/2031(b)	35,000	31,342
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	27,076
6.75%, 07/15/2033(b)	25,000	25,999
		106,165
Health Care Supplies–0.76%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	28,000	27,202
5.25%, 10/01/2029(b)	53,000	53,172
		80,374
Homefurnishing Retail–0.24%
Wayfair LLC,
7.25%, 10/31/2029(b)	5,000	5,214
6.75%, 11/15/2032(b)	20,000	20,457
		25,671
Hotel & Resort REITs–1.01%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	52,000	54,075
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	56,000	52,971
		107,046
Hotels, Resorts & Cruise Lines–1.00%
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(b)	102,000	105,253
Household Appliances–0.50%
Whirlpool Corp., 4.75%, 02/26/2029	53,000	52,709
Housewares & Specialties–0.74%
Newell Brands, Inc.,
6.63%, 09/15/2029	26,000	25,637
6.38%, 05/15/2030	55,000	52,991
		78,628
Independent Power Producers & Energy Traders–2.35%
Calpine Corp., 5.13%, 03/15/2028(b)	79,000	79,446
Vistra Corp.,
8.00%(b)(c)(e)	26,000	26,673
Series C, 8.88%(b)(c)(e)	81,000	90,539
VoltaGrid LLC, 7.38%, 11/01/2030(b)	52,000	51,891
		248,549
Industrial Machinery & Supplies & Components–2.30%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	107,692
ESAB Corp., 6.25%, 04/15/2029(b)	77,000	79,421
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	56,000	55,224
		242,337
Principal Amount		Value
Insurance Brokers–1.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	$78,000	$81,114
HUB International Ltd., 7.25%, 06/15/2030(b)	73,000	76,552
		157,666
Integrated Oil & Gas–0.22%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	25,000	23,635
Integrated Telecommunication Services–5.28%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	45,000	43,481
Cipher Compute LLC, 7.13%, 11/15/2030(b)	40,000	40,688
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	214,996
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	58,000	59,123
7.00%, 03/31/2034(b)	52,833	54,163
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	50,000	52,690
Windstream Services LLC, 7.50%, 10/15/2033(b)	45,000	45,838
WULF Compute LLC, 7.75%, 10/15/2030(b)	45,000	46,562
		557,541
Interactive Media & Services–0.72%
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	40,000	36,600
5.05%, 03/15/2042	33,000	26,426
5.14%, 03/15/2052	17,000	12,759
		75,785
Internet Services & Infrastructure–0.59%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	24,000	25,890
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	10,000	9,236
9.00%, 02/01/2031(b)	17,000	15,404
Getty Images, Inc., 10.50%, 11/15/2030(b)	12,000	12,270
		62,800
Leisure Facilities–0.53%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	55,000	55,842
Marine Transportation–0.89%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	37,000	37,691
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	55,000	55,926
		93,617
Movies & Entertainment–0.51%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	58,000	54,303
Multi-line Insurance–0.75%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	76,000	78,979
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Multi-Utilities–0.49%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(c)	$50,000	$51,365
Oil & Gas Drilling–1.02%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	52,667
Transocean International Ltd., 7.88%, 10/15/2032(b)	53,000	55,284
		107,951
Oil & Gas Equipment & Services–0.49%
Tidewater, Inc., 9.13%, 07/15/2030(b)	48,000	51,357
Oil & Gas Exploration & Production–1.97%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	49,000	51,237
Caturus Energy LLC, 8.50%, 02/15/2030(b)	51,000	52,661
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	53,202
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	50,000	51,298
		208,398
Oil & Gas Refining & Marketing–0.99%
Sunoco L.P.,
5.63%, 03/15/2031(b)	8,000	8,050
6.25%, 07/01/2033(b)	41,000	42,140
5.88%, 03/15/2034(b)	39,000	39,278
7.88%(b)(c)(e)	15,000	15,274
		104,742
Oil & Gas Storage & Transportation–5.47%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	50,000	51,863
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	51,000	54,373
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	4,000	4,229
7.88%, 05/15/2032	33,000	34,067
8.00%, 05/15/2033	39,000	40,266
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	55,000	55,905
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	51,987
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	52,806
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	52,000	54,009
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)	73,000	76,048
9.00%(b)(c)(e)	28,500	24,281
Venture Global Plaquemines LNG LLC,
6.50%, 01/15/2034(b)	19,000	19,664
6.75%, 01/15/2036(b)	55,000	57,684
		577,182
Other Specialized REITs–0.51%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	53,647
Principal Amount		Value
Other Specialty Retail–0.11%
SGUS LLC, 11.00%, 12/15/2029(b)	$13,710	$11,179
Packaged Foods & Meats–0.52%
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	57,000	54,613
Passenger Airlines–0.98%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	78,977
CHC Group LLC, 11.75%, 09/01/2030(b)	26,000	24,949
		103,926
Pharmaceuticals–1.60%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	39,318
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	60,000	63,451
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	14,000	14,647
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	49,000	51,035
		168,451
Real Estate Development–1.00%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	54,723
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	50,988
		105,711
Research & Consulting Services–0.74%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	83,000	78,514
Restaurants–0.76%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	84,000	80,122
Security & Alarm Services–0.98%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	99,000	103,328
Semiconductors–0.42%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(f)	39,000	43,893
Specialized Consumer Services–0.77%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	85,000	81,492
Specialized Finance–0.76%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(c)	28,000	28,550
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	49,000	51,474
		80,024
Specialty Chemicals–0.49%
Celanese US Holdings LLC, 7.20%, 11/15/2033	50,000	52,256
Steel–0.52%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	13,000	13,386
7.00%, 03/15/2032(b)	40,000	41,052
		54,438
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

	Principal Amount		Value
Trading Companies & Distributors–1.73%
Air Lease Corp., Series B, 4.65%(c)(e)		$80,000	$79,282
Aircastle Ltd., 5.25%(b)(c)(e)		104,000	103,606
			182,888
Wireless Telecommunication Services–1.04%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		117,000	110,124
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,304,520)			9,543,712
Non-U.S. Dollar Denominated Bonds & Notes–2.44%(g)
Cable & Satellite–1.12%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032 (Acquired 05/21/2025; Cost $113,190)(b)(h)	EUR	100,000	117,589
Wireless Telecommunication Services–1.32%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	125,000	139,685
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $231,194)			257,274
Shares		Value
Money Market Funds–4.36%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(i)(j)	161,011	$161,011
Invesco Treasury Portfolio, Institutional Class, 3.85%(i)(j)	298,914	298,914
Total Money Market Funds (Cost $459,925)		459,925
TOTAL INVESTMENTS IN SECURITIES–97.23% (Cost $9,995,639)		10,260,911
OTHER ASSETS LESS LIABILITIES—2.77%		292,666
NET ASSETS–100.00%		$10,553,577
Investment Abbreviations:
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $8,465,114, which represented 80.21% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Zero coupon bond issued at a discount.
(e)	Perpetual bond with no specified maturity date.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Restricted security. The value of this security at November 30, 2025 represented 1.11% of the Fund’s Net Assets.
(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Senior Loan ETF	$-	$311,700	$(313,800)	$-	$2,100	$-	$11,603
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,921	1,799,143	(1,750,053)	-	-	161,011	3,171
Invesco Treasury Portfolio, Institutional Class	207,692	3,341,265	(3,250,043)	-	-	298,914	5,792
Total	$319,613	$5,452,108	$(5,313,896)	$-	$2,100	$459,925	$20,566

(j)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	182,000	USD	212,339	$516
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/28/2026	Toronto-Dominion Bank (The)	EUR	106,000	USD	122,261	$(1,108)
Total Forward Foreign Currency Contracts						$(592)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,499,819	$43,893	$9,543,712
Non-U.S. Dollar Denominated Bonds & Notes	—	257,274	—	257,274
Money Market Funds	459,925	—	—	459,925
Total Investments in Securities	459,925	9,757,093	43,893	10,260,911
Other Investments - Assets*
Forward Foreign Currency Contracts	—	516	—	516
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,108)	—	(1,108)
Total Other Investments	—	(592)	—	(592)
Total Investments	$459,925	$9,756,501	$43,893	$10,260,319

*	Unrealized appreciation (depreciation).
Invesco SMA High Yield Bond Fund